Consolidated balance sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 14, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Accounts and notes receivable, allowance for doubtful accounts	$ 1,406	$ 1,097	$ 326	$ 244	$ 5,877	$ 6,969
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares issued	302,225,923	302,225,923	302,225,923